Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision

As at December 31, 2022, and December 31, 2021, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal tax rate of 21.0% (December 31, 2021 – 21.0%) to pretax loss from operations for the periods ended December 31, 2022 and December 31, 2021:

	Year	Year
	Ended	Ended
	December 31,	December 31,
	2022	2021

Income (loss) before income taxes	$898,591	$(6,402,277)
Expected income tax recovery	188,704	(1,344,478)
Change in estimates in respect of prior periods	(41,351)	837,195
Change in tax rate	133,687	274,477
Change in fair value of derivative liability	(3,296,242)	(2,583,095)
State and local taxes, net of federal benefit	(709,272)	(960,296)
Other	308	5,033
Change in valuation allowance	3,724,166	3,771,164
Total	$-	$-

Schedule of Deferred Tax Assets

Deferred tax assets and the valuation account are as follows:

	December 31,	December 31,
	2022	2021

Deferred tax asset:
Net operating loss carryforwards	$10,291,114	$6,724,313
Mineral interest purchase option	-	10,707,362
Mining interests	8,391,938	-
EPA liabilities	2,068,062	-
Other deferred tax assets	851,563	454,499
Valuation allowance	(21,602,677)	(17,886,174)
Total	$-	$-

Schedule of Components of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2022	2021

Deferred tax asset:
Net operating loss carryforwards	$101,662	$59,955
Deferred tax liabilities:
Equipment	-	(18,809)
Unrealized foreign exchange gain	(101,662)	(41,146)
Net deferred tax asset	$-	$-